CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 7	¥ 47	¥ 49
Other non-current assets	34,777	249,440	256,484
TOTAL NON-CURRENT ASSETS	34,784	249,487	256,533
CURRENT ASSETS
Prepayments	173	1,243	1,242
Other receivables	7	49	32
Cash and cash equivalents	101	727	3,082
TOTAL CURRENT ASSETS	281	2,019	4,356
TOTAL ASSETS	35,065	251,506	260,889
CURRENT LIABILITIES
Trade payables	39	280	280
Other payables and accruals	227	1,625	3,536
Derivative financial liabilities	33	236	2,138
Due to related companies	1,612	11,563	11,361
TOTAL CURRENT LIABILITIES	1,911	13,704	17,315
NON-CURRENT LIABILITIES
Other payables	10,589	75,947	76,945
Due to the Shareholder	10,507	75,361	78,567
TOTAL NON-CURRENT LIABILITIES	21,096	151,308	155,512
TOTAL LIABILITIES	23,006	165,012	172,827
EQUITY
Issued capital	62,849	450,782	450,782
Other capital reserves	107,698	772,465	772,465
Accumulated losses	(157,168)	(1,127,285)	(1,126,011)
Other comprehensive losses	(1,320)	(9,468)	(9,174)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	12,059	86,494	88,062
NON-CONTROLLING INTERESTS
TOTAL EQUITY	12,059	86,494	88,062
TOTAL LIABILITIES AND EQUITY	$ 35,065	¥ 251,506	¥ 260,889